39115-P1 07/24

Summary Prospectus and Prospectus Supplement	July 31, 2024

Putnam Focused Equity Fund, Summary Prospectus and Prospectus dated December 30, 2023

Effective July 31, 2024, the section Your fund’s management of the Summary Prospectus and the sub-section Your fund’s management in the section Fund summary of the Prospectus are replaced in their entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC (Putnam Management)

Portfolio Managers

Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2020

Joshua Fillman, Portfolio Manager, Analyst, portfolio manager of the fund since 2021

Robert Gray, Portfolio Manager, Analyst, portfolio manager of the fund since 2024

Sub-advisors

Franklin Advisers, Inc. (Franklin Advisers)

Putnam Investments Limited (PIL)*

The Putnam Advisory Company, LLC (PAC)*

*Though the investment advisor has retained the services of both PIL and PAC, PIL and PAC do not currently manage any assets of the fund.

Putnam Management, Franklin Advisers, PIL and PAC are each indirect, wholly-owned subsidiaries of Franklin Resources, Inc.

Effective July 31, 2024, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? of the Prospectus:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Jacquelyne Cavanaugh	2020	Putnam Management 2012 – Present	Portfolio Manager, Analyst
Joshua Fillman	2021	Putnam Management 2013-Present	Portfolio Manager, Analyst
Robert Gray	2024	Putnam Management 2018-Present	Portfolio Manager, Analyst Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Shareholders should retain this Supplement for future reference.